RIGHT OF USE ASSETS (Details Narrative)	9 Months Ended
Sep. 30, 2024
Lease one facilities [member]
IfrsStatementLineItems [Line Items]
Lease expiration date	December 31, 2024
Lease two facilities [member]
IfrsStatementLineItems [Line Items]
Lease expiration date	May 31, 2026
Lease three facilities [member]
IfrsStatementLineItems [Line Items]
Lease expiration date	January 31, 2027
Lease four facilities [member]
IfrsStatementLineItems [Line Items]
Lease expiration date	September 30, 2028